Dividends	12 Months Ended
Dec. 31, 2015
Dividends.
Dividends

7. Dividends

In March 2015, the Company’s board of directors approved the payment of a cash dividend of $0.20 per ordinary share ($0.20 per ADS) directly from the additional paid-in capital account, for a total of $26,873,022, which was paid in May 2015 to shareholders of record as of the close of business on April 10, 2015.